Earnings per Share	12 Months Ended
Dec. 31, 2017
Earnings per share [abstract]
Earnings per Share
Note 28 – Earnings per Share

Data used in calculation of the basic / diluted earnings per share

A.	Income/(Loss) allocated to the holders of the ordinary shareholders

	For the Year Ended December 31
	2017	2016	2015
	$ thousands
Income/(Loss) for the year attributable to Kenon’s shareholders	236,590	(411,937)	72,992

Income for the year from discontinued operations (after tax)	476,565	35,150	72,781
Less: NCI	(24,928)	(13,250)	(12,872)
Income for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	451,637	21,900	59,909

(Loss)/Income for the year from continuing operations attributable to Kenon’s shareholders	(215,047)	(433,837)	13,083

B.	Number of ordinary shares

	For the Year Ended December 31
	2017	2016	2015
	('000)
Weighted Average number of shares used in calculation of basic/diluted earnings per share	53,761	53,720	53,649